Schedule of Revenue Attributed to Geographic Regions Based on Customer Location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 18,162	$ 13,060	$ 35,122	$ 26,105	$ 64,473	$ 54,059
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	10,696	6,234	21,748	12,867	36,002	31,454
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	4,601	3,835	9,139	6,819	16,716	14,264
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 2,865	$ 2,991	$ 4,235	$ 6,419	$ 11,755	$ 8,341